PROPERTY AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment as of September 30, 2022 and December 31, 2021 is summarized as follows:

	September 30, 2022	December 31, 2021
Machinery and Equipment	$8,309,983	$4,816,756
Furniture and Fixtures	6,128	-
Land	980,129	-
Buildings	724,170	-
Vehicles	20,000	-
Leaseholder Improvements	252,851	-
Subtotal	10,293,261	4,816,756
Less accumulated depreciation	(2,483,559)	(1,911,719)
Property and equipment, net	$7,809,702	$2,905,037

	December 31, 2021	December 31, 2020
Equipment	$$4,816,756	$23,987
Subtotal	4,816,756	23,987
Less accumulated depreciation	(1,911,719)	(23,987)
Property and equipment, net	$2,905,037	$-